Trade Accounts Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2019
Trade Accounts Receivables and Other Current Assets
Trade Accounts Receivables and Other Current Assets

12) Trade Accounts Receivables and Other Current Assets

(a) Trade Accounts Receivables

Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2019 and 2018, there was no provision for doubtful accounts.

(b) Other Current Assets

Other current assets consist of the following:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2019	2018
Refund of value added tax	$1,429	$899
Prepaid expenses	1,014	810
Other receivables	943	753
Total other current assets	$3,386	$2,462